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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Street Partners, LLC
Address: One North Wacker Drive, Suite 2200
         Chicago, IL 60606-2823

Form 13F File Number: 28- 12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy R.M. Bryant
Title: General Counsel
Phone: 312-553-8488

Signature, Place, and Date of Signing:


/S/ Timothy R.M. Bryant                   Chicago, Illinois        02/14/2011
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           11
Form 13F Information Table Value Total:      $91,862
                                          ----------
                                          (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                VOTING AUTHORITY
                             TITLE OF             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER          CLASS    CUSIP   [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ANCESTRY.COM INC             COMM STK 032803108    16085  567986 SH       SOLE                 567986      0    0
CBEYOND INC                  COMM STK 149847105    11870  776800 SH       SOLE                 776800      0    0
COMSCORE INC                 COMM STK 20564W105      892   40000 SH       SOLE                  40000      0    0
CONVIO INC                   COMM STK 21257W105     9353 1129551 SH       SOLE                1129551      0    0
JAZZ PHARMACEUTICALS INC.    COMM STK 472147107    10737  545598 SH       SOLE                 545598      0    0
METROPCS COMMUNICATIONS INC. COMM STK 591708102     1137   90000 SH       SOLE                  90000      0    0
MOTRICITY INC                COMM STK 620107102     1138   61295 SH       SOLE                  61295      0    0
QUINSTREET INC               COMM STK 74874Q100     9791  509698 SH       SOLE                 509698      0    0
SPS COMMERCE INC             COMM STK 78463M107    21192 1341267 SH       SOLE                1341267      0    0
SAVVIS INC                   COMM STK 805423308      577   22617 SH       SOLE                  22617      0    0
THERAVANCE INC               COMM STK 88338T104     9090  362597 SH       SOLE                 362597      0    0